CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Loss / Income arising from defined benefit plan, tax	10	4	13
Unrealized gains from fair value changes of debt securities, net of tax	¥ 19	¥ 0	¥ 0